Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Virtus International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus International Equity Fund,
a series of Virtus Opportunities Trust
Supplement dated March 10, 2014 to the
Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,
each dated January 28, 2014
Important Notice to Investors
The first paragraph under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby amended by adding the following after the third sentence: “The fund may use derivatives to hedge against foreign currency exchange rates.”
Accordingly, the following disclosure is hereby added to the fund’s summary prospectus and in the summary section of the statutory prospectus under “Principal Risks:”
➢
  Derivatives. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.
Additionally, the chart in the section “More Information About Risks Related to Principal Investment Strategies” is hereby amended to include an “X” in the row entitled “Derivatives” to indicate that such risk is applicable to the fund.
Investors should retain this supplement with the Prospectuses for future reference.

Virtus International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIEAX
Virtus International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIECX
Virtus International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIEX